SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warranty provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 251	$ 229	$ 276
Additions	294	286	186
Deductions	(221)	(264)	(190)
Less: Held for sale			(43)
Balance, ending	324	251	229
Provision for doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	125	123	376
Additions	$ 206	107	17
Deductions		(105)	$ (270)
Less: Held for sale
Balance, ending	$ 331	$ 125	$ 123